Summary of Significant Accounting Policies - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)
Statement [line items]
Percent of deemed profit regime on revenues from service rendering	32.00%
Percent of deemed profit regime on finance income	100.00%
Deemed profit regime tax rate	15.00%
Additional tax rate over certain limit	10.00%
Deemed profit regime social contribution rate	9.00%
Financial assets at fair value through other comprehensive income	R$ 0	R$ 0
Percentage of accumulated inflation rate	100.00%
Level of price index	31.5	117.76
Bottom of range [member]
Statement [line items]
Rental contracts period	5 years
Management fee percentages	0.02%	0.02%
Percentage return on the interest in excess return over the capital contribution	6.00%
Percentage of voting equity interests acquired	20.00%
Top of range [member]
Statement [line items]
Rental contracts period	10 years
Management fee percentages	4.00%	4.00%
Percentage return on the interest in excess return over the capital contribution	8.00%
Percentage of voting equity interests acquired	50.00%
Furniture and fixtures telephony equipment and facilities [member]
Statement [line items]
Useful life of property, plant and equipment	10 years
Computer equipment [member]
Statement [line items]
Useful life of property, plant and equipment	5 years
Buildings [member]
Statement [line items]
Useful life of property, plant and equipment	50 years